SCOUT
BOND FUND


A no-load mutual fund
with primary emphasis
on maximum current
income consistent with
its quality and maturity
standards.


Quarterly Report
September 30, 1996


TO THE SHAREHOLDERS

Scout Bond Fund's total return (price change and reinvested distributions) was 1.53% for the quarter ended September 30, 1996. In comparison, the unmanaged Lehman Brothers Intermediate Government/Corporate index earned 1.77% for the same time period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

At the end of the quarter, Scout Bond Fund was invested 39% in high-grade corporate bonds, 47% in U.S. Government and Federal Agency Issues, and 14% in issues due in less than one year. The average maturity was 3.9 years, the average yield to maturity was 6.55% and the credit rating of the portfolio was AA or better. The net assets as of September 30, 1996, were $80.2 million.

PIE CHART

The yield curve on September 30, 1996 mirrored the yield curve seen on June 28, 1996 despite slight fluctuations in bond yields during the interim. In July we saw a slight upward shift in the yield curve which widened to its largest gap near the end of August. Since then, bond yields have dropped back to the June 30 levels with 5.67% on the 1-year, 6.45% on the 5-year, 6.70% on the 10-year and 6.92% on the 30-year treasury bond.

GRAPH -- Taxable Yield Curves November 15, 1996

The bond market has been extremely volatile throughout the quarter in reaction to conflicting economic reports. Strong employment numbers coupled with strong GDP and consumer confidence numbers were offset by continued moderate inflation. Consequently, we saw a strong rally in bonds in July followed by a major sell-off in August resulting in lackluster performance for the quarter.

The Federal Reserve has left the Fed Funds Rate unchanged at 5.25% since January 31 of this year and it seems unlikely that the Fed will tighten at the next FOMC meeting scheduled in November. In fact, we believe it is more probable that the Federal Reserve will ease rates in 1997 as the economy becomes increasingly sluggish. During this time of uncertainty, we will remain shorter in the average maturity of the fund taking advantage of higher yielding bonds as they become available.

Your continued participation with Scout Bond Fund as part of your investment portfolio is appreciated.

Sincerely,


/S/George W Root
George W. Root
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1996

        Principal                                                       Market
        Amount          Description                                     Value

CORPORATE BONDS - 43.24%
$       500,000         Albertson's, Incorporated
                        Medium Term Notes,
                        5.71%, due March 23, 1998              $       496,720
        500,000         Albertson's, Incorporated
                        Medium Term Notes,
                        6.18%, due March 22, 2000                      491,665
        500,000         Albertson's, Incorporated
                        Medium Term Notes,
                        6.375%, due June 1, 2000                       494,705
        500,000         Amoco Canada Petroleum Company Notes,
                        7.25%, due December 1, 2002                    506,530
        500,000         Baltimore Gas & Electric Company
                        1st & Refunding Mortgage,
                        6.50%, due February 15, 2003                   487,150
        500,000         BellSouth Telecommunications,
                        Incorporated Notes,
                        6.25%, due May 15, 2003                        482,195
        500,000         BellSouth Telecommunications,
                        Incorporated Notes,
                        6.375%, due June 15, 2004                      481,945
        500,000         British Petroleum America,
                        Incorporated Notes,
                        8.875%, due December 1, 1997                   514,935
        500,000         Carolina Power & Light
                        1st Mortgage,
                        5.875%, due January 15, 2004                   462,490
        500,000         Carolina Power & Light Company
                        Secured Medium Term Notes,
                        5.00%, due September 15, 1998                  486,625
        500,000         Central Power & Light Company
                        1st Mortgage, Series BB,
                        6.00%, due October 1, 1997                     499,285
        500,000         Chevron Canada Financial Limited
                        Guaranteed Notes,
                        5.60%, due April 1, 1998                       494,235
        500,000         Consolidated Edison Company New York,
                        Incorporated Debentures,
                        6.625%, due February 1, 2002                   492,745
        500,000         Delmarva Power & Light Company
                        Medium Term Notes,
                        7.50%, due May 1, 1999                         509,320
        500,000         Duke Power Company
                        1st & Refunding Mortgage,
                        5.625%, due August 12, 1997                    497,825
        500,000         Duke Power Company
                        1st & Refunding Mortgage,
                        7.00%, due June 1, 2000                        497,850
        500,000         Duke Power Company
                        1st & Refunding Mortgage,
                        5.875%, due June 1, 2001                       475,840
        500,000         Duke Power Company
                        Medium Term Notes,
                        5.17%, due September 1, 1998                   488,600
        500,000         duPont EI de Nemours & Company,
                        6.75%, due October 15, 2002                    495,870
        500,000         Emerson Electric Company,
                        6.30%, due November 1, 2005                    474,330
        500,000         Engelhard Corporation Senior Note,
                        7.00%, due August 1, 2001                      502,570
        750,000         Florida Power & Light Company
                        1st Mortgage
                        5.50%, due July 1, 1999                        730,057
        500,000         Florida Power & Light Company
                        Secured Medium Term Notes,
                        6.20%, due February 2, 1998                    500,435
        500,000         Florida Power & Light Company
                        Secured Medium Term Notes,
                        5.70%, due March 5, 1998                       496,880
        500,000         General Mills Incorporated
                        Medium Term Notes,
                        7.50%, due June 5, 2000                        510,975
        500,000         General Mills Incorporated
                        Medium Term Notes,
                        5.98%, due July 9, 2001                        479,520
        500,000         GTE California Incorporated
                        Debentures Series A,
                        5.625%, due February 1, 2001                   476,775
        500,000         GTE Southwest Incorporated Debentures,
                        6.00%, due January 15, 2006                    459,655
        500,000         GTE Southwest Incorporated Debentures,
                        6.00%, due February 15, 2008                   450,140
        500,000         Houston Light & Power Company
                        1st Mortgage,
                        7.625%, due March 1, 1997                      503,570
      1,000,000         International Business Machines
                        Corporation Notes,
                        6.375%, due November 1, 1997                 1,002,180
        500,000         International Business Machines
                        Corporation Notes,
                        6.375%, due June 15, 2000                      495,365
        500,000         International Business Machines
                        Corporation Notes,
                        7.25%, due November 1, 2002                    508,555

CORPORATE BONDS (Continued)
        500,000         International Paper Company
                        Medium Term Notes,
                        8.05%, due March 25, 1999                      513,965
        500,000         Kansas City Power & Light Company
                        Medium Term Notes,
                        6.50%, due January 2, 2001                     491,885
        250,000         McDonald's Corporation, Series C,
                        Medium Term Notes,
                        8.75%, due November 15, 2000                   267,410
        500,000         McDonald's Corporation Medium Term Notes,
                        7.375%, due July 15, 2002                      507,230
        500,000         Minnesota Mining & Manufacturing Company
                        Medium Term Notes,
                        6.25%, due March 29, 1999                      498,220
        750,000         Monongahela Power Company 1st Mortgage,
                        5.625%, due April 1, 2000                      724,538
        500,000         Monongahela Power Company 1st Mortgage,
                        7.375%, due July 1, 2002                       504,975
      1,000,000         New York Telephone Company Notes,
                        5.875%, due September 1, 2003                  936,400
        500,000         Newell Company Medium Term Notes,
                        6.18%, due July 11, 2000                       486,870
        500,000         Northern Illinois Gas Company
                        1st Mortgage, 5.50%, due February 1, 1997      499,470
        500,000         Northwest Natural Gas Company
                        Secured Medium Term Notes,
                        5.98%, due December 15, 2000                   484,465
        500,000         Pacific Bell Telephone Company Notes,
                        7.25%, due July 1, 2002                        507,980
        500,000         Pacific Bell Telephone Company Notes,
                        6.25%, due March 1, 2005                       471,125
        500,000         Pacific Gas & Electric Company
                        1st Mortgage, 6.25%, due March 1, 2004         475,445
        500,000         PepsiCo, Incorporated Notes,
                        7.625%, due November 1, 1998                   511,605
      1,000,000         Public Service Oklahoma Notes,
                        6.02%, due March 1, 2001                       967,920
        500,000         Sara Lee Corporation,
                        Series C, Medium Term Notes,
                        6.45%, due September 26, 2005                  473,780
        500,000         Sears Roebuck & Company Senior
                        Medium Term Notes,
                        7.17%, due January 15, 1997                    501,835
        500,000         Southern California Gas Company
                        1st Mortgage, Series AA,
                        6.50%, due December 15, 1997                   500,875
        500,000         Southwestern Bell Capital Corporation
                        Medium Term Notes,
                        7.80%, due November 5, 1998                    513,320
        500,000         Southwestern Bell Telephone Company
                        Medium Term Notes,
                        6.125%, due March 12, 2001                     487,145
        500,000         Southwestern Bell Telephone Company
                        Medium Term Notes,
                        5.77%, due October 14, 2003                    466,060
        500,000         Sysco Corporation,
                        7.00%, due May 1, 2006                         495,670
        500,000         Texaco Capital Incorporated
                        Medium Term Notes,
                        8.24%, due October 15, 2001                    526,725
        500,000         Texas Instruments Incorporated,
                        Unsecured Note,
                        6.125%, due February 1, 2006                   462,120
        500,000         Tribune Company Medium Term Notes,
                        5.30%, due April 17, 2000                      476,445
        500,000         Tribune Company Medium Term Notes,
                        5.75%, due September 15, 2003                  462,140
        500,000         Union Electric Company 1st Mortgage,
                        6.75%, due October 15, 1999                    500,390
        500,000         Union Pacific Corporation Notes,
                        6.25%, due March 15, 1999                      493,900
        500,000         Union Pacific Corporation Notes,
                        7.875%, due February 15, 2002                  518,945
        500,000         Union Pacific Railroad Co.
                        Equipment Trust, Series G,
                        7.01%, due March 15, 1999                      500,715
        500,000         Wal-Mart Stores, Incorporated Notes,
                        5.50%, due September 15, 1997                  497,125
        500,000         Wal-Mart Stores, Incorporated Notes,
                        6.125%, due October 1, 1999                    494,065
        500,000         Weyerhaeuser Company
                        Medium Term Notes,
                        8.53%, due April 21, 1997                      507,155
     35,250,000                                                     34,675,450

U.S. GOVERNMENT AGENCIES - 4.27%
         88,912         Government National Mortgage Association,
                        9.00%, due July 15, 2001                        92,814
         87,140         Government National Mortgage Association,
                        8.00%, due January 20, 2002                     89,077
        154,349         Government National Mortgage Association,
                        8.50%, due February 20, 2002                   159,434
         47,078         Government National Mortgage Association,
                        8.00%, due January 15, 2004                     48,331
        187,013         Government National Mortgage Association,
                        9.50%, due April 15, 2005                      196,313
        208,257         Government National Mortgage Association,
                        9.75%, due May 15, 2005                        218,614
        105,350         Government National Mortgage Association,
                        9.00%, due October 20, 2005                    109,437
        161,934         Government National Mortgage Association,
                        7.50%, due February 15, 2006                   163,099
        116,338         Government National Mortgage Association,
                        7.50%, due March 15, 2006                      117,120
        167,583         Government National Mortgage Association,
                        8.00%, due June 20, 2006                       171,559
        199,742         Government National Mortgage Association,
                        8.50%, due July 15, 2006                       208,239
         72,709         Government National Mortgage Association,
                        8.00%, due August 15, 2006                      74,835
        199,025         Government National Mortgage Association,
                        8.00%, due August 15 2006                      204,845
        256,598         Government National Mortgage Association,
                        7.50%, due August 20, 2006                     258,430
        171,214         Government National Mortgage Association,
                        7.50%, due September 15, 2006                  172,365
         93,887         Government National Mortgage Association,
                        7.50%, due April 15, 2007                       94,518
        211,660         Government National Mortgage Association,
                        7.50%, due March 20, 2009                      213,122
        441,517         Government National Mortgage Association,
                        6.00%, due May 15, 2009                        423,688
        411,159         Government National Mortgage Association,
                        7.00%, due May 15, 2009                        408,935
      3,381,465                                                      3,424,775

U.S. GOVERNMENT SECURITIES - 18.71%
      1,000,000         U.S. Treasury Notes,
                        8.00%, due January 15, 1997                  1,007,190
        500,000         U.S. Treasury Notes,
                        8.50%, due July 15, 1997                       510,470
        500,000         U.S. Treasury Notes,
                        5.50%, due July 31, 1997                       499,060
      1,000,000         U.S. Treasury Notes,
                        5.50%, due September 30, 1997                  997,500
        500,000         U.S. Treasury Notes,
                        7.875%, due January 15, 1998                   511,795
      1,000,000         U.S. Treasury Notes,
                        5.125%, due March 31, 1998                     987,810
      1,000,000         U.S. Treasury Notes,
                        5.125%, due April 30, 1998                     986,560
      1,500,000         U.S. Treasury Notes,
                        7.125%, due October 15, 1998                 1,528,590
      1,500,000         U.S. Treasury Notes,
                        6.375%, due January 15, 1999                 1,506,795
        500,000         U.S. Treasury Notes,
                        5.875%, due March 31, 1999                     496,250

U.S. GOVERNMENT SECURITIES (Continued)
      1,000,000         U.S. Treasury Notes,
                        6.00%, due October 15, 1999                    992,190
      1,500,000         U.S. Treasury Notes,
                        5.50%, due April 15, 2000                    1,458,990
      1,000,000         U.S. Treasury Notes,
                        7.50%, due November 15, 2001                 1,043,280
      1,500,000         U.S. Treasury Notes,
                        6.375%, due August 15, 2002                  1,489,680
      1,000,000         U.S. Treasury Notes,
                        6.25%, due February 15, 2003                   984,060
     15,000,000                                                     15,000,220

GOVERNMENT SPONSORED ENTERPRISES - 28.78%
        500,000         Federal Home Loan Banks,
                        4.73%, due December 23, 1996                   499,455
        250,000         Federal Home Loan Banks,
                        5.66%, due November 9, 1998                    247,070
        500,000         Federal Home Loan Banks,
                        6.48%, due December 29, 2000                   493,360
        500,000         Federal Home Loan Banks,
                        6.31%, due March 29, 2001                      495,015
      1,000,000         Federal Home Loan Mortgage Corporation,
                        6.13%, due August 19, 1999                     992,660
      1,000,000         Federal Home Loan Mortgage Corporation,
                        6.75%, due May 30, 2006                        985,940
        500,000         Federal National Mortgage Association,
                        8.20%, due December 23, 1996                   503,045
      1,000,000         Federal National Mortgage Association,
                        Deb., 7.05%, due October 10, 1996            1,000,310
      1,000,000         Federal National Mortgage Association,
                        Deb., 8.20%, due March 10, 1998              1,028,590
      1,000,000         Federal National Mortgage Association,
                        Deb., 7.85%, due September 10, 1998          1,029,530
        500,000         Federal National Mortgage Association,
                        Deb., 5.05%, due November 10, 1998             487,970
      1,500,000         Federal National Mortgage Association,
                        Deb., 6.10%, due February 10, 2000           1,482,420
        500,000         Federal National Mortgage Association,
                        Deb., 6.80%, due January 10, 2003              500,935
      1,250,000         Federal National Mortgage Association,
                        Deb., 7.50%, due February 11, 2002           1,293,750
      1,000,000         Federal National Mortgage Association,
                        Deb., Series U,
                        6.05%, due November 10, 1997                 1,000,000
      1,000,000         Federal National Mortgage Association,
                        Deb., Series SM-E,
                        8.15%, due May 11, 1998                      1,029,220
      1,500,000         Federal National Mortgage Association,
                        Deb., Series H,
                        7.05%, due December 10, 1998                 1,523,670
      1,000,000         Federal National Mortgage Association,
                        Deb., Series H,
                        6.35%, due August 10, 1999                     998,440
      1,000,000         Federal National Mortgage Association,
                        Deb., Series I,
                        8.25% due December 18, 2000                  1,060,780
        500,000         Federal National Mortgage Association,
                        Deb., Series K,
                        7.05%, due November 12, 2002                   506,640
      1,000,000         Federal National Mortgage Association,
                        Deb., Series SM-E,
                        7.55%, due April 22, 2002                    1,038,910
        500,000         Federal National Mortgage Association,
                        Medium Term Note,
                        5.40%, due March 12, 1999                      490,080
      1,000,000         Federal National Mortgage Association,
                        Medium Term Note,
                        6.38%, due April 29, 2003                      964,840
      1,000,000         Federal National Mortgage Association,
                        Medium Term Note,
                        6.38%, due June 25, 2003                       975,680
      1,000,000         Federal National Mortgage Association,
                        Medium Term Note,
                        6.41%, due March 08, 2006                      965,000
      1,000,000         Federal National Mortgage Association,
                        Medium Term Note,
                        6.45%, due April 23, 2001                      992,190
        500,000         Federal National Mortgage Association,
                        Medium Term Note,
                        6.625%, due May 21, 2001                       499,375
     23,000,000                                                     23,084,875

SHORT-TERM CORPORATE NOTES - 3.42%
        500,000         AIG Funding Incorporated,
                        5.31%, due October 10, 1996                    499,264
        500,000         Coca-Cola Company,
                        5.28%, due October 8,1996                      499,413
        500,000         Hewlett Packard Company,
                        5.30%, due October 9, 1996                     499,337
        500,000         Monsanto Company,
                        5.42%, due October 25, 1996                    498,118
        500,000         Nalco Chemical Company,
                        5.36%, due October 23, 1996                    498,288
        250,000         Wal-Mart Stores, Incorporated,
                        5.25%, due October 29, 1996                    248,943
      2,750,000                                                      2,743,363

REPURCHASE AGREEMENT -  0.22%
        180,000         Northern Trust Company,
                        5.58%, due October 1, 1996
			(Collateralized by U.S. Treasury Notes,
                        6.125%, due August 31, 1998)                   180,000

TOTAL INVESTMENTS - 98.64%                                  $       79,108,683

Other assets less liabilities - 1.36%                                1,093,407

TOTAL NET ASSETS - 100.00%
	(equivalent to $10.94 per share;
        20,000,000 shares of $1.00 par value
	capital shares authorized;
        7,332,861.334 shares outstanding)                   $       80,202,090


BASIS OF DETERMINING MARKET VALUE. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost.


This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President

Manager and Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri

JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862